The net income (loss) per common share amounts were determined as follows: (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
Numerator:
Net income (loss) available to common shareholders	$ (1,752,249)	$ 394,962	$ (2,319,806)	$ 1,581,860		$ 1,187,176		$ (3,879,846)
Weighted average shares – basic
Net income (loss) per share – basic	$ (0.67)	$ 0.52	$ (1.02)	$ 2.39	$ 1.09	$ 1.09	$ (44.83)	$ (44.83)
Effect of common stock equivalents
Add: interest expense on convertible debt	$ 9,397	$ 132,142	$ 15,949	$ 235,682		$ 259,086		$ 454,765
Add: amortization of debt discount	183,408	47,898	311,936	626,811	$ 335,004	326,238	$ 800,159	800,149
Less: gain on settlement of debt on convertible notes	(49,317)		(963,366)	(1,947,372)
Add (Less): loss (gain) on change of derivative liabilities	16,294	(506,979)	12,107	(432,199)		845,586		180,552
Net income (loss) adjusted for common stock equivalents	(1,592,468)	68,023	(2,946,305)	64,782		(2,217,343)		(2,512,003)
Dilutive effect of common stock equivalents:
Convertible notes and accrued interest		$ 48,036,434		$ 48,036,434		$ 404,173		$ 0
Denominator:
Weighted average shares – diluted	2,614,311	51,179,725	2,282,792	51,077,179	6,070,030	6,070,030	86,542	86,542
Net income (loss) per share – diluted	$ (0.67)	$ 0.00	$ (1.02)	$ 0.00	$ (0.37)	$ (0.37)	$ (44.83)	$ (44.83)
Warrant [Member]
Dilutive effect of common stock equivalents:
Convertible notes and accrued interest		$ 1		$ 1		$ 950,000		$ 0
Convertible Class C Preferred Shares [Member]
Dilutive effect of common stock equivalents:
Convertible notes and accrued interest		$ 2,380,076		$ 2,380,076		$ 3,631,533		$ 0